Annual Operating Expenses {- Fidelity Advisor® Equity Income Fund} - 11.30 Fidelity Advisor Equity Income Fund - AMCIZ PRO-14 - Fidelity Advisor® Equity Income Fund	Jan. 29, 2022
Fidelity Advisor Equity Income Fund-Class A
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	0.90%
Fidelity Advisor Equity Income Fund-Class M
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.21%
Total annual operating expenses	1.14%
Fidelity Advisor Equity Income Fund-Class C
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual operating expenses	1.70%
Fidelity Advisor Equity Income Fund - Class I
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.65%
Fidelity Advisor Equity Income Fund-Class Z
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.51%